PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 10.0%
48,585
Activision Blizzard, Inc.
$ 4,549,014
0.2
397,433
(1)
Alphabet, Inc. - Class A
52,008,082
2.6
340,145
(1)
Alphabet, Inc. - Class C
44,848,118
2.2
478,802
AT&T, Inc.
7,191,606
0.4
6,854
(1)
Charter
Communications, Inc. -
Class A
3,014,526
0.1
273,647  Comcast Corp. - Class
A
12,133,508
0.6
147,929
(1)
Meta Platforms, Inc. -
Class A
44,409,765
2.2
29,327
(1)
Netflix, Inc.
11,073,875
0.5
35,613
(1)
T-Mobile US, Inc.
4,987,601
0.2
281,445  Verizon
Communications, Inc.
9,121,633
0.5
122,300
(1)
Walt Disney Co.
9,912,415
0.5
203,250,143
10.0
Consumer Discretionary : 11.1%
27,103
(1)
Airbnb, Inc. - Class A
3,718,803
0.2
602,549
(1)
Amazon.com, Inc.
76,596,029
3.8
1,211
(1)
AutoZone, Inc.
3,075,928
0.1
2,481
(1)
Booking Holdings, Inc.
7,651,280
0.4
1,837
(1)
Chipotle Mexican Grill,
Inc.
3,365,072
0.2
14,645
Dollar General Corp.
1,549,441
0.1
262,365
Ford Motor Co.
3,258,573
0.2
91,776
General Motors Co.
3,025,855
0.1
67,731
Home Depot, Inc.
20,465,599
1.0
22,117
Las Vegas Sands Corp.
1,013,843
0.0
39,216
Lowe's Cos., Inc.
8,150,653
0.4
7,438
(1)
Lululemon Athletica,
Inc.
2,868,167
0.1
16,569  Marriott International,
Inc. - Class A
3,256,803
0.2
48,775
McDonald's Corp.
12,849,286
0.6
79,527
NIKE, Inc. - Class B
7,604,372
0.4
4,004
(1)
O'Reilly Automotive, Inc.
3,639,075
0.2
75,452
Starbucks Corp.
6,886,504
0.3
30,758
Target Corp.
3,400,912
0.2
184,529
(1)
Tesla, Inc.
46,172,846
2.3
77,023
TJX Cos., Inc.
6,845,804
0.3
225,394,845
11.1
Consumer Staples : 6.7%
119,450
Altria Group, Inc.
5,022,872
0.3
35,692  Archer-Daniels-Midland
Co.
2,691,891
0.1
260,473
Coca-Cola Co.
14,581,279
0.7
54,879
Colgate-Palmolive Co.
3,902,446
0.2
10,767  Constellation Brands,
Inc. - Class A
2,706,070
0.1
29,630
Costco Wholesale Corp.
16,739,765
0.8
15,371  Estee Lauder Cos., Inc.
- Class A
2,221,878
0.1
39,274
General Mills, Inc.
2,513,143
0.1
9,847
Hershey Co.
1,970,188
0.1
115,984
Kenvue, Inc.
2,328,959
0.1
63,718
Keurig Dr Pepper, Inc.
2,011,577
0.1
22,524
Kimberly-Clark Corp.
2,722,025
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
53,700
Kraft Heinz Co.
$ 1,806,468
0.1
90,944  Mondelez International,
Inc. - Class A
6,311,514
0.3
49,741
(1)
Monster Beverage
Corp.
2,633,786
0.1
92,135
PepsiCo, Inc.
15,611,354
0.8
103,787  Philip Morris
International, Inc.
9,608,600
0.5
157,450
Procter & Gamble Co.
22,965,657
1.2
33,926
Sysco Corp.
2,240,812
0.1
95,460
Walmart, Inc.
15,266,918
0.8
135,857,202
6.7
Energy : 4.4%
118,333
Chevron Corp.
19,953,311
1.0
81,090
ConocoPhillips
9,714,582
0.5
39,300
EOG Resources, Inc.
4,981,668
0.2
267,899
Exxon Mobil Corp.
31,499,564
1.6
131,110
Kinder Morgan, Inc.
2,173,804
0.1
28,353  Marathon Petroleum
Corp.
4,290,943
0.2
46,638  Occidental Petroleum
Corp.
3,025,873
0.1
15,562  Pioneer Natural
Resources Co.
3,572,257
0.2
95,273
Schlumberger NV
5,554,416
0.3
23,540
Valero Energy Corp.
3,335,853
0.2
88,102,271
4.4
Financials : 10.0%
39,566
American Express Co.
5,902,852
0.3
48,383  American International
Group, Inc.
2,932,010
0.1
13,519
Aon PLC - Class A
4,383,130
0.2
465,841
Bank of America Corp.
12,754,727
0.6
122,468
(1)
Berkshire Hathaway,
Inc. - Class B
42,900,540
2.1
9,941
BlackRock, Inc.
6,426,757
0.3
47,653
Blackstone, Inc.
5,105,542
0.3
25,342  Capital One Financial
Corp.
2,459,441
0.1
99,118
Charles Schwab Corp.
5,441,578
0.3
27,565
Chubb Ltd.
5,738,482
0.3
130,070
Citigroup, Inc.
5,349,779
0.3
24,010
CME Group, Inc.
4,807,282
0.2
40,608
(1)
Fiserv, Inc.
4,587,080
0.2
21,592  Goldman Sachs Group,
Inc.
6,986,524
0.4
37,853  Intercontinental
Exchange, Inc.
4,164,587
0.2
193,054
JPMorgan Chase & Co.
27,996,691
1.4
33,101  Marsh & McLennan
Cos., Inc.
6,299,120
0.3
43,240
MetLife, Inc.
2,720,228
0.1
10,611
Moody's Corp.
3,354,880
0.2
80,404
Morgan Stanley
6,566,595
0.3
26,629  PNC Financial Services
Group, Inc.
3,269,242
0.2
39,083
Progressive Corp.
5,444,262
0.3
21,454
S&P Global, Inc.
7,839,506
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
15,412
Travelers Cos., Inc.
$ 2,516,934
0.1
88,679
Truist Financial Corp.
2,537,106
0.1
102,471
US Bancorp
3,387,691
0.2
245,446
Wells Fargo & Co.
10,028,924
0.5
201,901,490
10.0
Health Care : 13.8%
115,771
Abbott Laboratories
11,212,421
0.6
118,018
AbbVie, Inc.
17,591,763
0.9
35,726
Amgen, Inc.
9,601,720
0.5
18,952  Becton Dickinson and
Co.
4,899,661
0.2
96,017
(1)
Boston Scientific Corp.
5,069,698
0.3
140,589  Bristol-Myers Squibb
Co.
8,159,785
0.4
36,164
(1)
Centene Corp.
2,490,976
0.1
19,525
Cigna Group
5,585,517
0.3
85,634
CVS Health Corp.
5,978,966
0.3
44,017
Danaher Corp.
10,920,618
0.5
40,257
(1)
Edwards Lifesciences
Corp.
2,789,005
0.1
15,854
Elevance Health, Inc.
6,903,149
0.3
56,598
Eli Lilly & Co.
30,400,484
1.5
26,065  GE HealthCare
Technologies, Inc.
1,773,463
0.1
83,588
Gilead Sciences, Inc.
6,264,085
0.3
13,672
HCA Healthcare, Inc.
3,363,039
0.2
8,353
Humana, Inc.
4,063,901
0.2
23,357
(1)
Intuitive Surgical, Inc.
6,827,017
0.3
161,179
Johnson & Johnson
25,103,629
1.2
9,066
McKesson Corp.
3,942,350
0.2
88,829
Medtronic PLC
6,960,640
0.3
169,876
Merck & Co., Inc.
17,488,734
0.9
22,222
(1)
Moderna, Inc.
2,295,310
0.1
377,887
Pfizer, Inc.
12,534,512
0.6
6,929
(1)
Regeneron
Pharmaceuticals, Inc.
5,702,290
0.3
23,757
Stryker Corp.
6,492,075
0.3
25,801  Thermo Fisher
Scientific, Inc.
13,059,692
0.6
62,167  UnitedHealth Group,
Inc.
31,343,980
1.6
17,228
(1)
Vertex Pharmaceuticals,
Inc.
5,990,865
0.3
30,953
Zoetis, Inc.
5,385,203
0.3
280,194,548
13.8
Industrials : 6.3%
36,767
3M Co.
3,442,127
0.2
27,658  Automatic Data
Processing, Inc.
6,653,962
0.3
37,292
(1)
Boeing Co.
7,148,131
0.4
34,538
Caterpillar, Inc.
9,428,874
0.5
133,966
CSX Corp.
4,119,454
0.2
18,045
Deere & Co.
6,809,822
0.3
26,631
Eaton Corp. PLC
5,679,860
0.3
38,163
Emerson Electric Co.
3,685,401
0.2
15,506
FedEx Corp.
4,107,849
0.2
16,366  General Dynamics
Corp.
3,616,395
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
72,504
General Electric Co.
$ 8,015,317
0.4
44,526  Honeywell International,
Inc.
8,225,733
0.4
20,280
Illinois Tool Works, Inc.
4,670,687
0.2
45,931  Johnson Controls
International PLC
2,443,988
0.1
12,644  L3Harris Technologies,
Inc.
2,201,573
0.1
15,123
Lockheed Martin Corp.
6,184,702
0.3
15,192
Norfolk Southern Corp.
2,991,761
0.2
9,572  Northrop Grumman
Corp.
4,213,499
0.2
97,729  Raytheon Technologies
Corp.
7,033,556
0.3
129,700
(1)
Uber Technologies, Inc.
5,964,903
0.3
40,765
Union Pacific Corp.
8,300,977
0.4
48,431  United Parcel Service,
Inc. - Class B
7,548,940
0.4
27,195  Waste Management,
Inc.
4,145,606
0.2
126,633,117
6.3
Information Technology : 33.1%
42,258  Accenture PLC - Class
A
12,977,854
0.6
30,644
(1)
Adobe, Inc.
15,625,375
0.8
107,199
(1)
Advanced Micro
Devices, Inc.
11,022,201
0.5
33,808
Analog Devices, Inc.
5,919,443
0.3
998,084
Apple, Inc.
170,881,962
8.5
56,453
Applied Materials, Inc.
7,815,918
0.4
16,764
(1)
Arista Networks, Inc.
3,083,402
0.2
9,672
(1)
Atlassian Corp. - Class
A
1,949,005
0.1
14,367
(1)
Autodesk, Inc.
2,972,676
0.2
27,021
Broadcom, Inc.
22,443,102
1.1
18,076
(1)
Cadence Design
Systems, Inc.
4,235,207
0.2
274,226
Cisco Systems, Inc.
14,742,390
0.7
43,907
(1)
Fortinet, Inc.
2,576,463
0.1
279,199
Intel Corp.
9,925,524
0.5
60,767  International Business
Machines Corp.
8,525,610
0.4
18,270
Intuit, Inc.
9,334,874
0.5
9,174
KLA Corp.
4,207,747
0.2
8,971
Lam Research Corp.
5,622,754
0.3
56,110  Mastercard, Inc. - Class
A
22,214,510
1.1
73,087
Micron Technology, Inc.
4,972,109
0.2
497,737
Microsoft Corp.
157,160,458
7.8
11,045
Motorola Solutions, Inc.
3,006,891
0.2
158,914
NVIDIA Corp.
69,126,001
3.4
101,689
Oracle Corp.
10,770,899
0.5
20,155
(1)
Palo Alto Networks, Inc.
4,725,138
0.2
75,083
(1)
PayPal Holdings, Inc.
4,389,352
0.2
74,611
Qualcomm, Inc.
8,286,298
0.4
7,067  Roper Technologies,
Inc.
3,422,407
0.2
63,302
(1)
Salesforce, Inc.
12,836,379
0.6
13,616
(1)
ServiceNow, Inc.
7,610,799
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
20,719
(1)
Snowflake, Inc. - Class
A
$ 3,165,242
0.2
10,158
(1)
Synopsys, Inc.
4,662,217
0.2
60,709
Texas Instruments, Inc.
9,653,338
0.5
108,303
Visa, Inc. - Class A
24,910,773
1.2
14,381
(1)
VMware, Inc. - Class A
2,394,149
0.1
13,224
(1)
Workday, Inc. - Class A
2,841,176
0.1
670,009,643
33.1
Materials : 1.6%
14,830  Air Products and
Chemicals, Inc.
4,202,822
0.2
47,311
Dow, Inc.
2,439,355
0.1
16,610
Ecolab, Inc.
2,813,734
0.2
95,516  Freeport-McMoRan,
Inc.
3,561,792
0.2
32,808
Linde PLC
12,216,059
0.6
53,195
Newmont Corp.
1,965,555
0.1
15,904
Sherwin-Williams Co.
4,056,315
0.2
5,690
Southern Copper Corp.
428,400
0.0
31,684,032
1.6
Real Estate : 1.1%
31,133
American Tower Corp.
5,119,822
0.3
28,926
Crown Castle, Inc.
2,662,060
0.1
6,242
Equinix, Inc.
4,533,315
0.2
61,697
Prologis, Inc.
6,923,020
0.4
10,475
Public Storage
2,760,372
0.1
21,998,589
1.1
Utilities : 1.4%
34,437  American Electric
Power Co., Inc.
2,590,351
0.1
55,887
Dominion Energy, Inc.
2,496,472
0.1
51,547
Duke Energy Corp.
4,549,538
0.2
66,459
Exelon Corp.
2,511,486
0.1
135,386
NextEra Energy, Inc.
7,756,264
0.4
42,124
Sempra Energy
2,865,696
0.2
72,872
Southern Co.
4,716,276
0.3
27,486,083
1.4
Total Common Stock
(Cost $1,092,958,518)
2,012,511,963
99.5
EXCHANGE-TRADED FUNDS : 0.2%
37,778  iShares Russell Top 200
ETF
3,905,112
0.2
Total Exchange-Traded
Funds
(Cost $3,908,935)
3,905,112
0.2
Total Long-Term
Investments
(Cost $1,096,867,453)
2,016,417,075
99.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
5,386,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $5,386,000) $ 5,386,000 0.3
Total Short-Term
Investments
(Cost $5,386,000)
$ 5,386,000
0.3
Total Investments in
Securities
(Cost $1,102,253,453) $ 2,021,803,075 100.0
Assets in Excess of
Other Liabilities 351,856 0.0
Net Assets $ 2,022,154,931 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 2,012,511,963 $ — $ — $ 2,012,511,963
Exchange-Traded Funds 3,905,112 — — 3,905,112
Short-Term Investments 5,386,000 — — 5,386,000
Total Investments, at fair value $ 2,021,803,075 $ — $ — $ 2,021,803,075
Liabilities Table
Other Financial Instruments+
Futures $ (259,005) $ — $ — $ (259,005)
Total Liabilities $ (259,005) $ — $ — $ (259,005)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 27 12/15/23 $ 5,839,425 $ (259,005)
$ 5,839,425 $ (259,005)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 944,284,336
Gross Unrealized Depreciation (24,734,713)
Net Unrealized Appreciation $ 919,549,623